Equity (Details) - R$ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Equity Abstract
Number of shares, Outstanding, at beginning balance	3,773,478	3,786,285	1,654,927
Average price, at beginning balance	R$ 79.28	R$ 80.54	R$ 92.23
Number of shares, Repurchased		216,339	2,131,358
Average price repurchased	R$ 79.28	R$ 57.17	R$ 71.46
Number of shares, Outstanding, at ending balance	3,455,538	3,773,478	3,786,285
Number of treasury shares, delivered under the share-based compensation plan	(317,940)	(229,146)
Average price, delivered under the share-based compensation plan		R$ 79.28
Average price, at ending balance	R$ 79.28	R$ 79.28	R$ 80.54